Concentration Risk (Details) - Schedule of Group’s Total Accounts Receivable		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Customer B [Member]
Concentration Risk (Details) - Schedule of Group’s Total Accounts Receivable [Line Items]
Accounts receivable percentage			[1]	23.00%
Customer C [Member]
Concentration Risk (Details) - Schedule of Group’s Total Accounts Receivable [Line Items]
Accounts receivable percentage		14.00%		25.00%
Customer D [Member]
Concentration Risk (Details) - Schedule of Group’s Total Accounts Receivable [Line Items]
Accounts receivable percentage			[1]	12.00%
Customer E [Member]
Concentration Risk (Details) - Schedule of Group’s Total Accounts Receivable [Line Items]
Accounts receivable percentage		13.00%		10.00%
Customer F [Member]
Concentration Risk (Details) - Schedule of Group’s Total Accounts Receivable [Line Items]
Accounts receivable percentage	[1]	11.00%
Customer G [Member]
Concentration Risk (Details) - Schedule of Group’s Total Accounts Receivable [Line Items]
Accounts receivable percentage	[1]	12.00%

[1]	represent percentage less than 10%